Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 6.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XLIII CLO Ltd.(a),(b)
Series 2017-43A Class ER
3-month USD LIBOR + 6.860% Floor 6.860% 07/15/2034	6.984%	1,000,000	977,672
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month USD LIBOR + 6.870% Floor 6.870% 04/15/2034	7.032%	1,500,000	1,464,291
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-4A Class E
3-month USD LIBOR + 7.950% Floor 7.950% 10/20/2033	8.204%	900,000	876,152
Barings CLO Ltd.(a),(b)
Series 2019-3A Class ER
3-month USD LIBOR + 6.700% Floor 6.700% 04/20/2031	6.954%	750,000	733,465
Carlyle Global Market Strategies(a),(b)
Series 2021-5A Class E
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	6.382%	1,000,000	979,840
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.704%	3,100,000	3,068,309
Consumer Loan Underlying Bond Credit Trust(a),(c),(d),(e)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	100,000	1,100,000
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	100,000	1,020,000
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	97,351	97,656
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class ER
3-month USD LIBOR + 6.500% Floor 6.500% 07/17/2034	6.741%	1,400,000	1,371,993
ENVA LLC(a)
Series 2019-A Class C
06/22/2026	7.620%	417,850	421,295
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class F
06/15/2027	5.560%	500,000	509,873
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	865,448
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	700,000	696,546
LendingClub Receivables Trust(a)
Series 2019-3 Class A
10/15/2025	3.750%	472,312	474,608
Series 2019-5 Class A
12/15/2045	3.750%	516,800	518,526
Series 2019-7 Class A
01/15/2027	3.750%	219,785	219,807
Series 2020-T1 Class A
02/15/2046	3.500%	264,431	263,328
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	425,000
Series 2020-JPSL Class R
02/15/2025	0.000%	50,000	1,291,000
Lendingpoint Asset Securitization Trust(a)
Subordinated Series 2019-2 Class C
11/10/2025	4.660%	128,252	128,398
Subordinated Series 2022-A Class D
06/15/2029	4.540%	1,700,000	1,688,478
LendingPoint Asset Securitization Trust(a),(c),(e)
Subordinated Series 2021-1 Class C
04/15/2027	4.935%	1,150,000	1,152,156
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	1,000,000	997,500
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	2,000,000	1,958,227
LP LMS Asset Securitization Trust(a),(c),(e)
Series 2021-2A Class A
01/15/2029	1.750%	1,035,122	1,030,594
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	500,000	496,562
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class E
3-month USD LIBOR + 7.460% Floor 7.460% 01/19/2034	7.584%	500,000	500,429
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.004%	7,000,000	6,974,457
Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022	1

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	100,000	98,357
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month USD LIBOR + 6.250% Floor 6.250% 07/20/2034	6.504%	750,000	713,324
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class B
11/16/2026	5.625%	1,100,000	1,108,218
Series 2021-2 Class NOTE
01/25/2029	3.000%	798,182	786,880
Series 2021-5 Class A
08/15/2029	1.530%	1,000,000	991,855
Subordinated Series 2021-3 Class C
05/15/2029	3.270%	1,065,000	1,034,728
Subordinated Series 2021-5 Class C
08/15/2029	3.930%	1,500,000	1,473,968
Pagaya AI Debt Selection Trust(a),(e)
Series 2020-2 Class NOTE
12/15/2027	7.500%	421,592	421,724
Pagaya AI Debt Selection Trust(a),(d),(e)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	1,591,619
Series 2021-1 Class CERT
11/15/2027	0.000%	1,846,200	2,278,802
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	1,336,496
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	7.548%	1,000,000	990,142
Prosper Pass-Through Trust(a),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	424,253	426,374
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,000,000	979,789
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month USD LIBOR + 6.250% Floor 6.250% 07/15/2036	6.491%	1,000,000	981,844
SoFi Consumer Loan Program LLC(a),(d),(e)
Series 2016-4 Class R
11/25/2025	0.000%	100,000	1,109,781
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	2,300,000	2,344,115
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	1,000,000	978,669
Upgrade Receivables Trust(a)
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	9,162	9,170
Upstart Pass-Through Trust(a),(e)
Series 2020-ST4 Class A
11/20/2026	3.250%	544,949	544,949
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	466,585	464,178
Series 2021-ST7 Class A
09/20/2029	1.850%	425,900	417,606
Upstart Securitization Trust(a)
Subordinated Series 2021-3 Class C
07/20/2031	3.280%	1,200,000	1,170,122
Subordinated Series 2021-5 Class C
11/20/2031	4.150%	1,200,000	1,171,862
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	1,097,678
Westlake Automobile Receivables Trust(a)
Series 2020-3A Class E
06/15/2026	3.340%	750,000	747,546
Total Asset-Backed Securities — Non-Agency (Cost $58,964,821)			57,571,406

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.827%	1,386,639	91,873
Series 2019-109 Class IO
04/16/2060	0.807%	2,493,022	166,234
Series 2019-131 Class IO
07/16/2061	0.830%	2,757,980	179,144
Series 2020-19 Class IO
12/16/2061	0.728%	1,818,164	112,616
Series 2020-3 Class IO
02/16/2062	0.638%	2,149,472	123,722
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,530,859)			673,589

2	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAMLL Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.534%	500,000	426,371
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.892%	2,065,000	2,018,422
Subordinated Series 2019-RLJ Class C
1-month USD LIBOR + 1.600% Floor 1.600% 04/15/2036	1.791%	1,250,000	1,233,832
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	1.191%	207,394	204,795
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.141%	1,500,000	1,428,216
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.731%	300,000	286,463
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	3.381%	1,000,000	972,110
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.592%	1,000,000	961,036
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class G
1-month USD LIBOR + 3.900% Floor 3.900% 01/15/2034	4.091%	100,000	97,785
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,000,000	1,002,042
Series 2019-OC11 Class E
12/09/2041	4.076%	300,000	268,608
BXP Trust(a),(f)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	1,500,000	1,158,563
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.691%	1,000,000	995,625
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.441%	1,000,000	995,313
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.912%	900,000	879,738
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.608%	1,350,000	1,312,852
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.333% 11/15/2023	3.684%	638,944	634,149
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class F
02/10/2037	3.633%	2,200,000	2,006,897
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.932%	2,550,000	2,535,673
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	645,000	581,544
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,600,000	3,972,733
CSMC Trust(a),(f)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	600,000	511,495
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.194%	3,000,000	2,789,159
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	2,500,000	2,499,032
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	1,300,000	1,293,199
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	335,160	321,169

Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022	3

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2021-HTL5 Class E
1-month USD LIBOR + 3.515% Floor 3.515% 11/15/2038	3.622%	650,000	636,991
Subordinated Series 2021-HTL5 Class F
1-month USD LIBOR + 4.265% Floor 4.265% 11/15/2038	4.372%	550,000	537,618
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.177%	600,000	561,441
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	575,000	567,699
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	1,000,000	975,309
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	6,700,000	6,656,929
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	500,000	509,062
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	1.066%	1,000,000	987,371
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% Floor 2.740%, Cap 4.500% 02/15/2037	2.931%	500,000	472,493
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $42,966,810)			43,291,734

Residential Mortgage-Backed Securities - Agency(h) 7.6%

Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	6.313%	881,632	172,766
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.893%	1,458,744	337,775
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.863%	2,067,057	508,153
Federal Home Loan Mortgage Corp.(g)
CMO Series 5034 Class JI
11/25/2050	2.500%	8,921,985	1,448,574
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b),(g)
CMO Series 4606 Class SL
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 12/15/2044	5.809%	4,604,434	791,410
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,987,630	575,660
CMO Series 5125 Class IT
09/25/2048	2.500%	6,215,300	829,867
Federal National Mortgage Association(b),(g)
CMO Series 2016-53 Class AS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.813%	16,252,209	3,783,997
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	4.813%	3,405,898	565,788
Federal National Mortgage Association(g)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	5,428,004	957,923
CMO Series 2021-4 Class IO
02/25/2051	2.500%	5,510,811	892,623
Federal National Mortgage Association REMICS(g)
CMO Series 2021-22 Class LI
04/25/2051	3.000%	3,123,403	534,927
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	5.499%	1,100,000	1,023,677
Government National Mortgage Association(b),(g)
CMO Series 2019-103 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/20/2049	5.888%	2,689,475	519,292
CMO Series 2019-120 Class CS
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.238%	23,207,440	1,774,859
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.238%	2,738,809	222,525
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.938%	3,311,153	535,348

4	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-98 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/20/2049	5.938%	9,659,207	1,296,910
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.038%	1,727,613	274,734
CMO Series 2021-122 Class SB
-1.0 x 30-day Average SOFR + 2.600% Cap 2.600% 07/20/2051	2.552%	8,422,680	465,501
CMO Series 2021-156 Class SA
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	6.138%	4,251,484	890,223
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	2.602%	6,417,582	371,102
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	1.652%	23,633,563	536,860
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	3.202%	3,896,757	305,197
Government National Mortgage Association(g)
CMO Series 2019-129 Class AI
10/20/2049	3.500%	2,103,929	264,058
CMO Series 2020-104 Class IY
07/20/2050	3.000%	2,985,258	425,428
CMO Series 2020-129 Class GI
09/20/2050	3.000%	2,906,992	431,882
CMO Series 2020-129 Class YI
09/20/2050	2.500%	3,715,430	490,720
CMO Series 2020-138 Class JI
09/20/2050	2.500%	5,413,065	741,824
CMO Series 2020-148 Class AI
10/20/2050	2.500%	8,345,355	1,034,887
CMO Series 2020-153 Class CI
10/20/2050	2.500%	3,518,185	501,622
CMO Series 2020-160 Class IA
10/20/2050	2.500%	4,580,411	653,706
CMO Series 2020-164 Class CI
11/20/2050	3.000%	2,618,285	380,071
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-175 Class KI
11/20/2050	2.500%	3,695,759	535,117
CMO Series 2020-181 Class BI
12/20/2050	2.500%	5,459,406	691,801
CMO Series 2020-185 Class KI
12/20/2050	2.500%	5,237,926	689,478
CMO Series 2020-187 Class AI
12/20/2050	2.500%	5,222,864	663,019
CMO Series 2020-188 Class KI
12/20/2050	2.500%	6,481,683	894,674
CMO Series 2020-191 Class UC
12/20/2050	4.000%	2,595,234	409,708
CMO Series 2021-1 Class IT
01/20/2051	3.000%	4,134,195	535,048
CMO Series 2021-107 Class IW
06/20/2051	3.500%	3,285,041	510,976
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,701,294	418,264
CMO Series 2021-160 Class CI
09/20/2051	2.500%	5,430,515	785,853
CMO Series 2021-160 Class IA
09/20/2051	3.000%	2,081,206	306,616
CMO Series 2021-160 Class XI
09/20/2051	3.000%	3,458,255	497,895
CMO Series 2021-161 Class UI
09/20/2051	3.000%	3,603,204	531,744
CMO Series 2021-188 Class IN
10/20/2051	2.500%	2,977,753	470,024
CMO Series 2021-24 Class MI
02/20/2051	3.000%	2,509,035	356,410
CMO Series 2021-25 Class GI
02/20/2051	2.500%	4,828,647	709,067
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,906,115	398,769
CMO Series 2021-7 Class QI
01/20/2051	2.500%	5,949,515	810,134
CMO Series 2021-9 Class MI
01/20/2051	2.500%	884,655	109,386
CMO Series 2021-96 Class VI
06/20/2051	2.500%	4,886,070	659,070
Government National Mortgage Association TBA(i)
03/21/2052	2.500%	30,000,000	29,977,936
Total Residential Mortgage-Backed Securities - Agency (Cost $66,170,634)			65,500,878

Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022	5

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 17.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	1,032,426	1,010,398
Ajax Mortgage Loan Trust(a),(f)
CMO Series 2021-C Class A
01/25/2061	2.115%	399,445	395,223
Angel Oak Mortgage Trust(a),(f)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	503,308	491,498
Angel Oak Mortgage Trust I LLC(a),(f)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,663,166
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.937%	938,759	930,312
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.687%	200,000	197,756
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	6.108%	1,700,000	1,775,383
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	4.958%	650,000	674,472
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	3.787%	436,058	438,062
Subordinated CMO Series 2018-1A Class B1
1-month USD LIBOR + 4.250% 04/25/2028	4.339%	400,000	396,198
Subordinated CMO Series 2019-4A Class B1
1-month USD LIBOR + 3.850% Floor 3.850% 10/25/2029	4.037%	350,000	341,598
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM1 Class B1
07/25/2059	4.006%	4,782,000	4,788,040
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,512,500	2,434,685
CMO Series 2019-NQM2 Class B1
11/25/2059	3.954%	1,000,000	977,970
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	302,306
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-NQM1 Class B2
05/25/2060	4.080%	430,000	429,020
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	194,220
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	291,464
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	2.418%	338,000	336,382
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	3.418%	353,000	350,178
BVRT Financing Trust(a),(b),(e)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.077%	341,844	343,554
CMO Series 2021-2F Class M2
30-day Average SOFR + 2.500% Floor 2.500% 01/10/2032	2.538%	583,385	584,844
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	2.950%	3,000,000	3,000,000
BVRT Financing Trust(a),(b),(c),(e)
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	1,875,000	1,891,406
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.937%	370,000	369,713
CIM Trust(a),(f)
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	608,103	592,246
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	4,500,000	4,362,061
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	200,926
CMO Series 2021-3 Class A3
09/27/2066	1.419%	678,821	663,743
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	384,014
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	193,521

6	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class B1
1-month USD LIBOR + 9.250% 11/25/2039	9.437%	1,600,000	1,631,723
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.337%	497,644	495,647
Subordinated CMO Series 2018-R07 Class 1B1
1-month USD LIBOR + 4.350% 04/25/2031	4.537%	450,000	458,958
Subordinated CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% Floor 4.350% 07/25/2031	4.537%	950,000	960,768
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	5.549%	1,200,000	1,085,773
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	6.049%	3,500,000	3,192,507
Subordinated CMO Series 2022-R02 Class 2B2
30-day Average SOFR + 7.650% 01/25/2042	7.699%	2,600,000	2,524,478
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.414%	1,617,390	1,633,171
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	618,397	607,907
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2020-2 Class B2
05/25/2065	5.860%	600,000	607,750
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.887%	1,825,512	1,821,894
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.908%	481,252	478,277
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	3.408%	1,500,000	1,501,458
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.787%	1,692,046	1,706,917
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	6.249%	1,100,000	1,028,319
Freddie Mac STACR(a),(b)
Subordinated CMO Series 2019-HQA3 Class B1
1-month USD LIBOR + 3.000% 09/25/2049	3.187%	1,250,000	1,224,838
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.187%	1,600,000	1,679,256
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	5.699%	1,000,000	949,599
Subordinated CMO Series 2020-HQA1 Class B1
1-month USD LIBOR + 2.350% 01/25/2050	2.537%	1,942,000	1,925,177
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.937%	1,000,000	1,031,847
Subordinated CMO Series 2020-HQA4 Class B1
1-month USD LIBOR + 5.250% 09/25/2050	5.437%	2,400,000	2,469,708
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	4.799%	1,750,000	1,545,716
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	5.549%	3,250,000	2,941,574
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	7.550%	1,300,000	1,228,450
Subordinated CMO Series 2021-HQA4 Class B2
30-day Average SOFR + 7.000% 12/25/2041	7.049%	1,000,000	916,559
Subordinated CMO Series 2022-DNA1 Class B2
30-day Average SOFR + 7.100% 01/25/2042	7.149%	1,650,000	1,510,938
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-HQA2 Class B1
1-month USD LIBOR + 4.100% 04/25/2049	4.287%	1,500,000	1,499,998
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN1 Class M3
1-month USD LIBOR + 4.500% 02/25/2024	4.687%	391,597	401,287

Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022	7

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.287%	2,000,000	2,065,377
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	7.449%	1,800,000	1,945,133
Subordinated CMO Series 2021-DNA2 Class B2
30-day Average SOFR + 6.000% 08/25/2033	6.049%	500,000	468,769
Subordinated CMO Series 2021-DNA7 Class B2
30-day Average SOFR + 7.800% 11/25/2041	7.850%	2,500,000	2,390,476
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
Subordinated CMO Series 2022-DNA2 Class B2
02/25/2042	8.549%	1,600,000	1,561,341
GCAT Trust(a),(f)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	598,760
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-1 Class M2
1-month USD LIBOR + 3.900% Floor 3.900% 08/25/2033	4.087%	250,000	249,113
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	2.949%	2,000,000	1,991,245
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	4.999%	500,000	496,101
Glebe Funding Trust (The)(a),(e)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	927,250	927,250
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.187%	750,000	746,617
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	4.337%	250,000	252,709
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.437%	1,200,000	1,235,407
Homeward Opportunities Fund I Trust(a),(f)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	251,057
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	1,493,537	1,516,103
Imperial Fund Mortgage Trust(a),(f)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.184%	500,000	454,991
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	436,599	432,810
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	938,124	922,456
Loan Revolving Advance Investment Trust(a),(b),(c),(e)
CMO Series 2021-1 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 12/31/2022	2.837%	473,590	473,996
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	2.840%	3,000,000	3,001,584
Mortgage Acquisition Trust I LLC(a),(e)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	802,096	804,101
Oaktown Re II Ltd.(a),(b)
Subordinated CMO Series 2018-1A Class B1
1-month USD LIBOR + 4.050% 07/25/2028	4.237%	600,000	604,510
Subordinated CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.850% 07/25/2028	3.037%	3,017,857	3,013,381
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.550% Floor 2.550% 07/25/2029	2.737%	1,000,000	982,269
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.437%	1,000,000	1,015,971
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	3.999%	500,000	496,027
PMC PLS ESR Issuer LLC(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	1,534,701	1,527,426

8	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.108%	695,666	695,148
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.858%	915,039	908,402
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-FT1 Class A
1-month USD LIBOR + 2.350% 04/25/2023	2.537%	500,000	496,365
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.037%	2,750,000	2,751,590
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.837%	4,250,000	4,253,326
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	1,249,579	1,249,578
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	1,000,000	974,514
CMO Series 2021-4 Class A2
04/25/2026	3.474%	400,000	383,135
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2020-6 Class A2
11/25/2025	4.703%	200,000	195,124
CMO Series 2021-3 Class A1
04/25/2026	1.867%	848,470	822,697
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	866,029	857,631
CMO Series 2021-1 Class A2
01/25/2026	3.720%	3,250,000	3,160,182
CMO Series 2021-10 Class A1
10/25/2026	2.487%	1,077,684	1,063,563
CMO Series 2021-5 Class A2
06/25/2026	3.721%	700,000	679,231
CMO Series 2021-7 Class A1
08/25/2026	1.867%	1,539,866	1,508,169
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	1,000,000	985,618
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	400,000	394,036
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	648,995	637,173
Radnor Re Ltd.(a),(b)
CMO Series 2020-2 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.748%	498,743	502,124
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	684,281
STACR Trust(a),(b)
Subordinated CMO Series 2018-HRP1 Class B1
1-month USD LIBOR + 3.750% 04/25/2043	3.937%	2,000,000	2,023,089
Stanwich Mortgage Loan Co. LLC(a),(f)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	2,446,834	2,417,439
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	250,238
CMO Series 2021-3 Class A1
06/25/2056	1.127%	443,645	430,190
Stonnington Mortgage Trust(a),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	3.500%	842,979	842,979
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	175,153	175,477
CMO Series 2021-1 Class A1
06/25/2024	2.240%	800,000	791,887
Toorak Mortgage Corp., Ltd.(a),(e),(f)
CMO Series 2020-1 Class M1
03/25/2023	5.000%	1,400,000	1,379,000
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2030	4.618%	1,170,000	1,175,761
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.718%	1,000,000	1,018,718
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.187%	610,936	611,622

Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022	9

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	3.587%	450,000	451,861
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	4.687%	1,500,000	1,498,536
Subordinated CMO Series 2021-2 Class B1
1-month USD LIBOR + 7.500% Floor 7.500% 10/25/2033	7.687%	650,000	678,623
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	300,000	291,825
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	1,137,529	1,104,686
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	907,763	907,763
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class B1
04/25/2060	5.750%	150,000	150,848
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	550,000	559,733
Subordinated CMO Series 2020-INV1 Class B2
04/25/2060	6.000%	150,000	149,516
Verus Securitization Trust(a),(f)
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	1,250,000	1,250,351
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	2,289,000	2,298,324
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	496,530
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	150,000	151,888
Subordinated CMO Series 2020-4 Class B2
06/25/2065	5.600%	327,000	325,380
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	280,910
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	231,645
Visio Trust(a),(f)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	96,565
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	195,762
Vista Point Securitization Trust(a),(f)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	801,373
ZH Trust(a)
Subordinated CMO Series 2021-1 Class B
02/18/2027	3.262%	1,000,000	974,725
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $149,164,192)			148,704,964

Treasury Bills 19.1%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 19.1%
U.S. Treasury Bills(j)
09/08/2022	0.650%	90,000,000	89,693,492
U.S. Treasury Bills
01/26/2023	0.880%	74,000,000	73,409,868
Total			163,103,360
Total Treasury Bills (Cost $163,271,950)			163,103,360

Options Purchased Calls 0.0%
Value ($)
(Cost $178,500)	16,531

Options Purchased Puts 0.0%

(Cost $259,500)	483,766

Money Market Funds 40.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(k),(l)	341,841,327	341,738,775
Total Money Market Funds (Cost $341,789,554)		341,738,775
Total Investments in Securities (Cost: $824,296,820)		821,085,003
Other Assets & Liabilities, Net		33,913,295
Net Assets		854,998,298

At February 28, 2022, securities and/or cash totaling $94,007,651 were pledged as collateral.
10	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,524,000 NOK	2,305,130 USD	Barclays	03/16/2022	—	(22,725)
76,402,711 USD	679,615,000 NOK	Barclays	03/16/2022	679,979	—
13,929,000 AUD	10,131,779 USD	Citi	03/16/2022	12,612	—
178,075,000 AUD	128,008,511 USD	Citi	03/16/2022	—	(1,359,771)
8,997,665 BRL	1,758,203 USD	Citi	03/16/2022	18,640	—
97,940,416 BRL	17,519,699 USD	Citi	03/16/2022	—	(1,415,604)
18,575,000 CAD	14,676,973 USD	Citi	03/16/2022	21,115	—
81,082,750 CAD	63,679,443 USD	Citi	03/16/2022	—	(295,644)
6,871,750 CHF	7,509,036 USD	Citi	03/16/2022	10,778	—
136,645,250 CHF	147,843,913 USD	Citi	03/16/2022	—	(1,259,504)
585,074,500 CLP	736,014 USD	Citi	03/16/2022	5,238	—
14,680,718,500 CLP	17,753,781 USD	Citi	03/16/2022	—	(582,891)
8,427,555 CNH	1,333,064 USD	Citi	03/16/2022	414	—
94,358,773 CNH	14,820,213 USD	Citi	03/16/2022	—	(100,747)
7,251,885,375 COP	1,846,092 USD	Citi	03/16/2022	6,941	—
46,228,612,375 COP	11,528,893 USD	Citi	03/16/2022	—	(195,145)
513,719,000 CZK	23,553,896 USD	Citi	03/16/2022	695,702	—
99,100,000 CZK	4,370,091 USD	Citi	03/16/2022	—	(39,415)
208,749,500 EUR	236,481,822 USD	Citi	03/16/2022	2,271,424	—
18,070,750 EUR	20,167,227 USD	Citi	03/16/2022	—	(107,588)
22,965,000 GBP	31,011,341 USD	Citi	03/16/2022	199,292	—
32,232,000 GBP	42,946,751 USD	Citi	03/16/2022	—	(298,795)
4,804,562,000 HUF	15,011,724 USD	Citi	03/16/2022	549,238	—
233,170,075,000 IDR	16,100,301 USD	Citi	03/16/2022	—	(108,983)
17,110,000 ILS	5,429,261 USD	Citi	03/16/2022	98,278	—
5,829,000 ILS	1,799,541 USD	Citi	03/16/2022	—	(16,608)
1,897,939,000 INR	25,225,287 USD	Citi	03/16/2022	90,728	—
1,160,598,000 INR	15,244,374 USD	Citi	03/16/2022	—	(125,520)
3,811,294,000 JPY	33,432,688 USD	Citi	03/16/2022	269,190	—
16,102,566,000 JPY	139,782,691 USD	Citi	03/16/2022	—	(331,774)
40,797,134,000 KRW	34,224,800 USD	Citi	03/16/2022	302,717	—
527,002,000 KRW	437,233 USD	Citi	03/16/2022	—	(960)
31,712,000 MXN	1,546,577 USD	Citi	03/16/2022	2,208	—
854,297,000 MXN	40,807,409 USD	Citi	03/16/2022	—	(796,715)
441,623,000 NOK	48,987,250 USD	Citi	03/16/2022	—	(1,102,122)
21,232,000 NZD	14,387,974 USD	Citi	03/16/2022	24,780	—
53,837,000 NZD	35,808,644 USD	Citi	03/16/2022	—	(611,441)
592,000,000 PHP	11,652,410 USD	Citi	03/16/2022	111,313	—
122,053,500 PLN	29,897,512 USD	Citi	03/16/2022	855,521	—
3,880,875 PLN	919,665 USD	Citi	03/16/2022	—	(3,768)
2,268,374,000 RUB	29,863,004 USD	Citi	03/16/2022	8,924,381	—
553,417,749 SEK	60,293,314 USD	Citi	03/16/2022	1,842,267	—
6,743,000 SGD	4,993,124 USD	Citi	03/16/2022	19,635	—
22,990,000 SGD	16,860,132 USD	Citi	03/16/2022	—	(96,788)
181,000,000 TWD	6,567,333 USD	Citi	03/16/2022	107,298	—
55,450,137 USD	77,481,000 AUD	Citi	03/16/2022	838,414	—
9,089,341 USD	12,478,000 AUD	Citi	03/16/2022	—	(24,299)
17,313,334 USD	97,689,582 BRL	Citi	03/16/2022	1,573,474	—
1,787,334 USD	9,141,000 BRL	Citi	03/16/2022	—	(20,059)
43,654,761 USD	55,665,750 CAD	Citi	03/16/2022	266,063	—
39,808,045 USD	49,905,250 CAD	Citi	03/16/2022	—	(432,312)
68,349,269 USD	62,930,000 CHF	Citi	03/16/2022	318,160	—
13,419,323 USD	12,282,000 CHF	Citi	03/16/2022	—	(17,553)
15,859,162 USD	13,270,564,000 CLP	Citi	03/16/2022	716,184	—
2,329,607 USD	1,858,083,000 CLP	Citi	03/16/2022	—	(8,803)
Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022	11

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
18,644,564 USD	119,641,438 CNH	Citi	03/16/2022	274,347	—
13,315,455 USD	52,985,285,000 COP	Citi	03/16/2022	122,143	—
1,356,033 USD	5,329,803,000 COP	Citi	03/16/2022	—	(4,341)
818,618 USD	18,500,000 CZK	Citi	03/16/2022	4,549	—
27,316,027 USD	594,319,000 CZK	Citi	03/16/2022	—	(871,494)
851,985 USD	761,000 EUR	Citi	03/16/2022	1,833	—
182,426,948 USD	160,360,000 EUR	Citi	03/16/2022	—	(2,508,053)
20,539,569 USD	15,430,000 GBP	Citi	03/16/2022	162,801	—
48,482,164 USD	35,786,750 GBP	Citi	03/16/2022	—	(467,224)
2,948,648 USD	980,782,500 HUF	Citi	03/16/2022	3,662	—
11,988,758 USD	3,823,779,500 HUF	Citi	03/16/2022	—	(478,582)
16,232,010 USD	233,170,075,000 IDR	Citi	03/16/2022	—	(22,726)
3,531,386 USD	11,469,500 ILS	Citi	03/16/2022	42,179	—
14,285,422 USD	1,082,554,750 INR	Citi	03/16/2022	50,938	—
21,163,756 USD	1,591,848,499 INR	Citi	03/16/2022	—	(82,777)
83,959,211 USD	9,678,883,000 JPY	Citi	03/16/2022	260,379	—
81,137,542 USD	9,214,497,000 JPY	Citi	03/16/2022	—	(958,748)
6,466,899 USD	7,799,395,000 KRW	Citi	03/16/2022	18,158	—
25,313,781 USD	30,183,531,500 KRW	Citi	03/16/2022	—	(216,718)
26,820,667 USD	572,749,000 MXN	Citi	03/16/2022	1,072,116	—
15,338,524 USD	313,260,000 MXN	Citi	03/16/2022	—	(82,813)
43,286,814 USD	386,904,000 NOK	Citi	03/16/2022	596,269	—
6,210,206 USD	54,719,000 NOK	Citi	03/16/2022	—	(3,916)
14,004,478 USD	20,944,000 NZD	Citi	03/16/2022	163,887	—
37,754,332 USD	54,125,000 NZD	Citi	03/16/2022	—	(1,139,419)
6,351,250 USD	326,708,500 PHP	Citi	03/16/2022	17,964	—
3,427,796 USD	173,957,000 PHP	Citi	03/16/2022	—	(36,488)
461,332 USD	1,943,750 PLN	Citi	03/16/2022	1,173	—
31,410,222 USD	128,173,000 PLN	Citi	03/16/2022	—	(912,128)
28,774,024 USD	2,268,374,000 RUB	Citi	03/16/2022	—	(7,835,401)
66,924,802 USD	615,489,000 SEK	Citi	03/16/2022	—	(1,917,894)
9,292,612 USD	12,690,000 SGD	Citi	03/16/2022	67,254	—
12,667,332 USD	17,043,000 SGD	Citi	03/16/2022	—	(96,789)
806,196 USD	22,625,000 TWD	Citi	03/16/2022	1,308	—
2,435,981 USD	67,875,000 TWD	Citi	03/16/2022	—	(13,468)
15,452,607 USD	247,896,000 ZAR	Citi	03/16/2022	638,316	—
8,547,206 USD	130,500,750 ZAR	Citi	03/16/2022	—	(76,406)
157,141,250 ZAR	10,295,969 USD	Citi	03/16/2022	95,935	—
202,975,000 ZAR	12,747,616 USD	Citi	03/16/2022	—	(427,486)
10,419,000 BRL	1,983,824 USD	Citi	06/15/2022	22,040	—
2,285,250 BRL	428,305 USD	Citi	06/15/2022	—	(1,983)
6,059,000 CAD	4,761,044 USD	Citi	06/15/2022	—	(19,955)
10,791,000 CHF	11,764,372 USD	Citi	06/15/2022	—	(56,276)
1,238,722,000 CLP	1,533,989 USD	Citi	06/15/2022	6,639	—
1,238,722,000 CLP	1,521,618 USD	Citi	06/15/2022	—	(5,732)
6,822,000 CNH	1,071,407 USD	Citi	06/15/2022	—	(1,316)
41,150,000 CZK	1,819,376 USD	Citi	06/15/2022	5,992	—
13,676,000 EUR	15,573,792 USD	Citi	06/15/2022	174,570	—
10,414,000 EUR	11,694,880 USD	Citi	06/15/2022	—	(31,319)
1,326,750 GBP	1,805,661 USD	Citi	06/15/2022	26,014	—
384,745,500 HUF	1,201,909 USD	Citi	06/15/2022	54,803	—
677,062,500 HUF	2,013,013 USD	Citi	06/15/2022	—	(5,628)
32,699,950,000 IDR	2,266,042 USD	Citi	06/15/2022	8,732	—
11,469,500 ILS	3,539,571 USD	Citi	06/15/2022	—	(43,347)
864,619,499 INR	11,347,595 USD	Citi	06/15/2022	29,194	—
384,133,750 INR	5,016,315 USD	Citi	06/15/2022	—	(12,233)
2,058,301,000 JPY	17,897,134 USD	Citi	06/15/2022	—	(54,465)
13,364,847,000 KRW	11,170,793 USD	Citi	06/15/2022	61,278	—
12	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
10,023,628,500 KRW	8,314,308 USD	Citi	06/15/2022	—	(17,823)
261,962,000 MXN	12,614,681 USD	Citi	06/15/2022	73,332	—
27,215,000 NZD	18,168,088 USD	Citi	06/15/2022	—	(213,376)
91,334,500 PHP	1,762,663 USD	Citi	06/15/2022	—	(6,269)
15,138,000 PLN	3,667,914 USD	Citi	06/15/2022	92,349	—
1,943,750 PLN	457,995 USD	Citi	06/15/2022	—	(1,115)
289,550,500 RUB	3,697,025 USD	Citi	06/15/2022	1,269,318	—
48,288,000 SEK	5,203,849 USD	Citi	06/15/2022	91,587	—
90,475,000 SEK	9,512,513 USD	Citi	06/15/2022	—	(66,096)
76,749,000 TWD	2,770,131 USD	Citi	06/15/2022	16,476	—
22,625,000 TWD	809,942 USD	Citi	06/15/2022	—	(1,814)
1,691,812 USD	2,352,000 AUD	Citi	06/15/2022	19,264	—
3,277,522 USD	17,467,416 BRL	Citi	06/15/2022	11,402	—
2,047,306 USD	10,743,665 BRL	Citi	06/15/2022	—	(24,391)
13,960,763 USD	17,739,750 CAD	Citi	06/15/2022	37,212	—
4,270,606 USD	3,933,000 CHF	Citi	06/15/2022	37,670	—
9,435,682 USD	7,674,681,500 CLP	Citi	06/15/2022	27,239	—
1,848,100 USD	1,488,055,500 CLP	Citi	06/15/2022	—	(13,320)
6,830,429 USD	43,550,773 CNH	Citi	06/15/2022	17,697	—
1,325,221 USD	8,427,555 CNH	Citi	06/15/2022	—	(33)
2,721,727 USD	10,899,661,500 COP	Citi	06/15/2022	6,938	—
1,326,264 USD	5,272,152,250 COP	Citi	06/15/2022	—	(6,412)
6,398,650 USD	143,309,000 CZK	Citi	06/15/2022	—	(83,358)
1,518,345 USD	1,351,750 EUR	Citi	06/15/2022	3,730	—
3,077,556 USD	2,703,500 EUR	Citi	06/15/2022	—	(33,406)
23,804,858 USD	17,545,000 GBP	Citi	06/15/2022	—	(270,726)
705,938 USD	237,285,000 HUF	Citi	06/15/2022	1,520	—
8,146,381 USD	2,649,849,000 HUF	Citi	06/15/2022	—	(245,938)
8,068,581 USD	618,603,000 INR	Citi	06/15/2022	29,313	—
509,535 USD	38,672,000 INR	Citi	06/15/2022	—	(3,295)
755,118 USD	911,129,000 KRW	Citi	06/15/2022	2,258	—
4,354,920 USD	5,217,715,000 KRW	Citi	06/15/2022	—	(17,700)
215,878 USD	4,554,000 MXN	Citi	06/15/2022	2,143	—
2,173,298 USD	45,031,000 MXN	Citi	06/15/2022	—	(17,453)
11,430,487 USD	101,831,000 NOK	Citi	06/15/2022	109,680	—
1,300,166 USD	67,211,000 PHP	Citi	06/15/2022	1,551	—
1,344,722 USD	5,709,875 PLN	Citi	06/15/2022	3,939	—
6,654,641 USD	26,785,500 PLN	Citi	06/15/2022	—	(327,960)
562,341 USD	44,008,000 RUB	Citi	06/15/2022	—	(193,360)
19,880,100 USD	186,213,749 SEK	Citi	06/15/2022	—	(165,608)
4,993,783 USD	6,743,000 SGD	Citi	06/15/2022	—	(19,712)
5,884,740 USD	90,405,250 ZAR	Citi	06/15/2022	—	(85,631)
26,185,750 ZAR	1,703,136 USD	Citi	06/15/2022	23,432	—
386,749,000 NOK	43,492,621 USD	Goldman Sachs International	03/25/2022	—	(370,001)
189,393,000 SEK	20,305,015 USD	Goldman Sachs International	03/25/2022	296,088	—
34,318,564 USD	30,188,000 EUR	Goldman Sachs International	03/25/2022	—	(434,627)
104,877,000 AUD	74,659,608 USD	HSBC	03/16/2022	—	(1,531,645)
699,686,000 SEK	74,942,536 USD	HSBC	03/16/2022	1,042,883	—
75,749,091 USD	104,877,000 AUD	HSBC	03/16/2022	442,161	—
74,584,482 USD	699,686,000 SEK	HSBC	03/16/2022	—	(684,829)
44,050,000 AUD	30,961,973 USD	Morgan Stanley	03/16/2022	—	(1,039,560)
63,485,000 BRL	10,975,298 USD	Morgan Stanley	03/16/2022	—	(1,298,569)
69,800,000 CAD	54,022,268 USD	Morgan Stanley	03/16/2022	—	(1,050,619)
23,750,000 CHF	25,881,640 USD	Morgan Stanley	03/16/2022	—	(33,685)
23,350,000 EUR	26,397,240 USD	Morgan Stanley	03/16/2022	199,272	—
2,150,000 GBP	2,915,514 USD	Morgan Stanley	03/16/2022	30,868	—
33,550,000 GBP	44,367,391 USD	Morgan Stanley	03/16/2022	—	(646,510)
1,020,285,000 INR	13,525,532 USD	Morgan Stanley	03/16/2022	13,815	—
Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022	13

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
487,335,000 INR	6,413,779 USD	Morgan Stanley	03/16/2022	—	(40,037)
2,660,000,000 JPY	23,247,515 USD	Morgan Stanley	03/16/2022	101,857	—
25,150,715,000 KRW	21,091,095 USD	Morgan Stanley	03/16/2022	178,727	—
482,005,000 MXN	23,108,935 USD	Morgan Stanley	03/16/2022	—	(364,630)
110,500,000 NOK	12,286,651 USD	Morgan Stanley	03/16/2022	—	(246,382)
46,800,000 NZD	31,767,934 USD	Morgan Stanley	03/16/2022	108,294	—
10,800,000 NZD	7,251,022 USD	Morgan Stanley	03/16/2022	—	(55,049)
99,195,000 PLN	23,942,248 USD	Morgan Stanley	03/16/2022	339,317	—
196,000,000 SEK	20,352,641 USD	Morgan Stanley	03/16/2022	—	(348,548)
110,465,000 TRY	7,930,577 USD	Morgan Stanley	03/16/2022	166,970	—
39,155,490 USD	54,450,000 AUD	Morgan Stanley	03/16/2022	401,455	—
3,305,143 USD	19,150,000 BRL	Morgan Stanley	03/16/2022	397,220	—
20,945,343 USD	26,850,000 CAD	Morgan Stanley	03/16/2022	239,571	—
20,379,802 USD	18,800,000 CHF	Morgan Stanley	03/16/2022	134,225	—
20,823,789 USD	19,050,000 CHF	Morgan Stanley	03/16/2022	—	(36,970)
11,070,658 USD	9,750,000 EUR	Morgan Stanley	03/16/2022	—	(131,464)
24,484,185 USD	18,450,000 GBP	Morgan Stanley	03/16/2022	270,106	—
14,080,508 USD	1,075,610,000 INR	Morgan Stanley	03/16/2022	163,882	—
10,932,932 USD	821,260,000 INR	Morgan Stanley	03/16/2022	—	(56,919)
19,261,821 USD	2,180,000,000 JPY	Morgan Stanley	03/16/2022	—	(292,824)
2,986,891 USD	3,574,430,000 KRW	Morgan Stanley	03/16/2022	—	(14,816)
28,386,151 USD	602,610,000 MXN	Morgan Stanley	03/16/2022	960,858	—
6,051,428 USD	124,045,000 MXN	Morgan Stanley	03/16/2022	—	(10,457)
45,546,603 USD	418,500,000 NOK	Morgan Stanley	03/16/2022	1,920,133	—
16,680,758 USD	24,750,000 NZD	Morgan Stanley	03/16/2022	62,321	—
22,993,120 USD	93,525,000 PLN	Morgan Stanley	03/16/2022	—	(739,337)
39,768,514 USD	364,000,000 SEK	Morgan Stanley	03/16/2022	—	(1,323,450)
2,135,141 USD	29,695,000 TRY	Morgan Stanley	03/16/2022	—	(48,142)
19,976,830 USD	323,385,000 ZAR	Morgan Stanley	03/16/2022	1,014,082	—
5,905,931 USD	89,125,000 ZAR	Morgan Stanley	03/16/2022	—	(120,829)
128,645,000 ZAR	8,332,686 USD	Morgan Stanley	03/16/2022	—	(17,658)
1,920,000 GBP	2,601,433 USD	UBS	03/16/2022	25,377	—
2,909,982 USD	2,171,000 GBP	UBS	03/16/2022	2,840	—
74,595,938 USD	55,179,000 GBP	UBS	03/16/2022	—	(562,495)
74,331,843 USD	110,303,000 NZD	UBS	03/16/2022	286,813	—
8,411,084 USD	11,768,000 AUD	UBS	03/25/2022	139,533	—
Total				35,633,175	(41,075,507)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	432	03/2022	AUD	58,117,042	—	(1,451,653)
Australian 10-Year Bond	793	03/2022	AUD	106,682,441	—	(2,483,055)
Brent Crude	61	03/2022	USD	5,976,170	381,193	—
Brent Crude	22	10/2022	USD	1,910,700	44,925	—
CAC40 Index	73	03/2022	EUR	4,858,150	—	(239,251)
CAC40 Index	160	03/2022	EUR	10,648,000	—	(556,832)
DAX Index	13	03/2022	EUR	4,709,900	—	(572,574)
EURO STOXX 50 Index	1,679	03/2022	EUR	65,934,330	—	(3,161,018)
Euro-Bund	461	03/2022	EUR	77,005,440	202,644	—
Euro-Bund	72	03/2022	EUR	12,026,880	160,576	—
Euro-Bund	166	03/2022	EUR	27,728,640	—	(1,199,584)
Euro-Bund	3	06/2022	EUR	492,330	—	(719)
Euro-OAT	153	03/2022	EUR	24,216,840	—	(731,085)
FTSE Taiwan Index	57	03/2022	USD	3,522,600	—	(64,251)
FTSE Taiwan Index	82	03/2022	USD	5,067,600	—	(86,268)
FTSE/JSE Top 40 Index	121	03/2022	ZAR	83,827,590	255,947	—
14	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE/JSE Top 40 Index	127	03/2022	ZAR	87,984,330	141,531	—
FTSE/MIB Index	111	03/2022	EUR	14,106,435	—	(675,394)
FTSE/MIB Index	133	03/2022	EUR	16,902,305	—	(945,680)
Japanese 10-Year Government Bond	3	03/2022	JPY	451,500,000	1,299	—
KLCI Index	14	03/2022	MYR	1,115,800	3,589	—
Lead	8	06/2022	USD	477,150	8,629	—
Lean Hogs	46	04/2022	USD	1,904,400	149,290	—
Mexican Bolsa IPC Index	13	03/2022	MXN	6,957,210	13,464	—
MSCI Emerging Markets Index	341	03/2022	USD	20,042,275	—	(717,915)
MSCI Singapore Index	34	03/2022	SGD	1,126,760	—	(23,021)
Natural Gas	51	03/2022	USD	2,245,020	94,970	—
Natural Gas	20	03/2022	USD	880,400	—	(29,184)
Nickel	50	03/2022	USD	7,380,300	1,164,797	—
Nickel	6	03/2022	USD	885,636	81,954	—
Nickel	20	06/2022	USD	2,902,680	—	(48,845)
NY Harbor ULSD Heat Oil	62	03/2022	USD	7,633,105	616,844	—
NY Harbor ULSD Heat Oil	3	03/2022	USD	369,344	25,223	—
OMXS30 Index	554	03/2022	SEK	118,182,050	—	(757,629)
OMXS30 Index	612	03/2022	SEK	130,554,900	—	(950,101)
Primary Aluminum	77	03/2022	USD	6,494,950	631,920	—
Primary Aluminum	28	06/2022	USD	2,355,850	64,092	—
RBOB Gasoline	23	03/2022	USD	2,832,795	170,075	—
RBOB Gasoline	3	03/2022	USD	369,495	18,587	—
Silver	18	05/2022	USD	2,192,940	27,695	—
Soybean	34	05/2022	USD	2,782,475	49,794	—
SPI 200 Index	155	03/2022	AUD	27,214,125	—	(170,105)
TOPIX Index	57	03/2022	JPY	1,077,870,000	—	(475,412)
TOPIX Index	106	03/2022	JPY	2,004,460,000	—	(538,624)
U.S. Treasury 10-Year Note	397	06/2022	USD	50,592,688	483,139	—
U.S. Treasury 10-Year Note	40	06/2022	USD	5,097,500	54,934	—
U.S. Ultra Treasury Bond	18	06/2022	USD	3,346,875	43,263	—
WIG 20 Index	252	03/2022	PLN	10,085,040	—	(299,274)
WTI Crude	71	03/2022	USD	6,796,120	545,409	—
WTI Crude	47	03/2022	USD	4,498,840	280,719	—
Total					5,716,502	(16,177,474)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	(5)	03/2022	EUR	(729,320)	—	(27,970)
Australian 3-Year Bond	(88)	03/2022	AUD	(9,936,666)	75,777	—
Canadian Government 10-Year Bond	(127)	06/2022	CAD	(17,357,090)	—	(42,265)
Canadian Government 10-Year Bond	(282)	06/2022	CAD	(38,540,940)	—	(288,481)
Coffee	(45)	05/2022	USD	(3,930,188)	231,242	—
Copper	(57)	05/2022	USD	(6,347,663)	132,810	—
Copper	(16)	06/2022	USD	(3,951,400)	24,737	—
Corn	(38)	05/2022	USD	(1,312,425)	—	(104,114)
Corn	(126)	05/2022	USD	(4,351,725)	—	(251,653)
Cotton	(29)	05/2022	USD	(1,727,240)	23,564	—
DAX Index	(75)	03/2022	EUR	(27,172,500)	2,477,107	—
DJIA Index E-mini	(21)	03/2022	USD	(3,553,200)	168,464	—
EURO STOXX 50 Index	(46)	03/2022	EUR	(1,806,420)	83,034	—
Euro-Bobl	(127)	03/2022	EUR	(16,746,220)	—	(28,164)
Euro-BTP	(115)	03/2022	EUR	(16,232,250)	903,121	—
Euro-Buxl 30-Year	(10)	03/2022	EUR	(1,977,800)	153,259	—
Euro-OAT	(56)	03/2022	EUR	(8,863,680)	—	(21,426)
Euro-Schatz	(231)	03/2022	EUR	(25,869,690)	—	(86,183)
Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022	15

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Schatz	(8)	06/2022	EUR	(893,040)	—	(861)
FTSE 100 Index	(209)	03/2022	GBP	(15,538,105)	101,780	—
FTSE 100 Index	(68)	03/2022	GBP	(5,055,460)	—	(143,306)
FTSE 100 Index	(329)	03/2022	GBP	(24,459,505)	—	(673,731)
FTSE China A50 Index	(824)	03/2022	USD	(12,143,288)	115,105	—
Hang Seng Index	(146)	03/2022	HKD	(165,396,100)	490,389	—
Hang Seng Index	(36)	03/2022	HKD	(40,782,600)	208,741	—
H-Shares Index	(85)	03/2022	HKD	(34,131,750)	72,839	—
IBEX 35 Index	(50)	03/2022	EUR	(4,242,650)	127,359	—
KOSPI 200 Index	(51)	03/2022	KRW	(4,605,300,000)	52,844	—
Live Cattle	(96)	04/2022	USD	(5,430,720)	119,649	—
Long Gilt	(259)	06/2022	GBP	(31,877,720)	18,358	—
Long Gilt	(692)	06/2022	GBP	(85,171,360)	—	(645,643)
Mexican Bolsa IPC Index	(39)	03/2022	MXN	(20,871,630)	—	(39,186)
MSCI EAFE Index	(4)	03/2022	USD	(431,960)	22,838	—
MSCI Emerging Markets Index	(44)	03/2022	USD	(2,586,100)	74,636	—
NASDAQ 100 Index E-mini	(9)	03/2022	USD	(2,561,040)	176,676	—
Nikkei 225 Index	(19)	03/2022	JPY	(504,640,000)	225,903	—
Russell 2000 Index E-mini	(27)	03/2022	USD	(2,760,075)	224,899	—
S&P 500 Index E-mini	(287)	03/2022	USD	(62,680,800)	2,121,038	—
S&P 500 Index E-mini	(135)	03/2022	USD	(29,484,000)	845,983	—
S&P Mid 400 Index E-mini	(6)	03/2022	USD	(1,594,800)	—	(20,069)
S&P/TSX 60 Index	(55)	03/2022	CAD	(14,029,400)	55,991	—
S&P/TSX 60 Index	(46)	03/2022	CAD	(11,733,680)	8,973	—
S&P/TSX 60 Index	(43)	03/2022	CAD	(10,968,440)	—	(171,554)
SGX Nifty Index	(119)	03/2022	USD	(3,993,640)	103,871	—
SGX Nifty Index	(70)	03/2022	USD	(2,349,200)	43,993	—
Silver	(7)	05/2022	USD	(852,810)	—	(17,265)
Soybean	(63)	05/2022	USD	(5,155,763)	—	(123,333)
Soybean Meal	(31)	05/2022	USD	(1,383,530)	21,347	—
Soybean Oil	(45)	05/2022	USD	(1,958,040)	—	(749)
Soybean Oil	(1)	05/2022	USD	(43,512)	—	(4,821)
SPI 200 Index	(133)	03/2022	AUD	(23,351,475)	496,757	—
SPI 200 Index	(45)	03/2022	AUD	(7,900,875)	177,426	—
Sugar #11	(140)	04/2022	USD	(2,775,360)	19,859	—
Thai SET50 Index	(457)	03/2022	THB	(92,149,480)	—	(77,414)
TOPIX Index	(17)	03/2022	JPY	(321,470,000)	159,691	—
U.S. Long Bond	(91)	06/2022	USD	(14,258,563)	—	(213,428)
U.S. Treasury 10-Year Note	(766)	06/2022	USD	(97,617,125)	—	(504,556)
U.S. Treasury 2-Year Note	(266)	06/2022	USD	(57,250,265)	—	(192,598)
U.S. Treasury 5-Year Note	(1,376)	06/2022	USD	(162,755,000)	—	(947,969)
U.S. Ultra Treasury Bond	(71)	06/2022	USD	(13,201,563)	—	(138,617)
Wheat	(59)	05/2022	USD	(2,755,300)	—	(438,489)
Wheat	(131)	05/2022	USD	(6,117,700)	—	(815,507)
Zinc	(6)	06/2022	USD	(549,488)	—	(8,930)
Total					10,360,060	(6,028,282)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	15,000,000	15,000,000	1.75	07/15/2022	259,500	483,766

16	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	17,500,000	17,500,000	1.00	07/08/2022	178,500	16,531

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(15,000,000)	(15,000,000)	2.20	03/17/2022	(280,500)	(22,255)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(13,000,000)	(13,000,000)	1.10	05/03/2022	(55,250)	(175,031)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(12,800,000)	(12,800,000)	1.25	05/23/2022	(47,360)	(148,517)
2-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(12,800,000)	(12,800,000)	1.25	05/23/2022	(50,560)	(148,517)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(13,200,000)	(13,200,000)	1.75	07/05/2022	(102,300)	(196,883)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(45,000,000)	(45,000,000)	1.80	07/05/2022	(371,250)	(609,385)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(22,900,000)	(22,900,000)	1.85	07/07/2022	(206,100)	(284,555)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(25,000,000)	(25,000,000)	2.00	08/03/2022	(225,000)	(259,605)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(32,000,000)	(32,000,000)	2.10	08/10/2022	(384,000)	(282,525)
Total							(1,722,320)	(2,127,273)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(25,000,000)	(25,000,000)	1.50	4/20/2022	(250,000)	(37,947)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.500%	3-Month AUD BBSW	Receives Quarterly, Pays Quarterly	JPMorgan	03/07/2024	AUD	135,400,000	290,884	—	—	290,884	—
Fixed rate of 1.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/07/2024	AUD	23,900,000	56,278	—	—	56,278	—
Fixed rate of 1.000%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	JPMorgan	03/14/2024	CAD	156,300,000	240,475	—	—	240,475	—
6-Month EURIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	JPMorgan	03/16/2024	EUR	26,200,000	(93,421)	—	—	—	(93,421)
Fixed rate of 1.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/20/2024	NOK	679,500,000	8,119	—	—	8,119	—
3-Month NZD LIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	06/12/2024	NZD	112,700,000	228,998	—	—	228,998	—
3-Month NZD LIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	06/12/2024	NZD	26,700,000	55,103	—	—	55,103	—
Fixed rate of 1.500%	3-Month AUD BBSW	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/13/2024	AUD	227,300,000	611,309	—	—	611,309	—
Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022	17

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.250%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/13/2024	CAD	45,500,000	76,690	—	—	76,690	—
Fixed rate of -0.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	06/15/2024	EUR	166,400,000	596,362	—	—	596,362	—
SONIA	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	06/15/2024	GBP	35,100,000	200,891	—	—	200,891	—
SOFR	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	06/15/2024	USD	168,300,000	55,348	—	—	55,348	—
Fixed rate of -0.500%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	06/15/2024	EUR	100,000	(299)	—	—	—	(299)
SOFR	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	06/15/2024	USD	58,100,000	(148,795)	—	—	—	(148,795)
SONIA	Fixed rate of 0.005%	Receives Annually, Pays Annually	JPMorgan	06/15/2024	GBP	225,800,000	(1,257,361)	—	—	—	(1,257,361)
Fixed rate of 2.000%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	06/19/2024	NOK	360,300,000	22,095	—	—	22,095	—
Fixed rate of 1.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	06/19/2024	NOK	212,500,000	9,073	—	—	9,073	—
Fixed rate of 0.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/19/2024	SEK	99,900,000	1,311	—	—	1,311	—
3-Month AUD BBSW	Fixed rate of 2.000%	Receives Quarterly, Pays Quarterly	JPMorgan	09/12/2024	AUD	4,100,000	(8,848)	—	—	—	(8,848)
Fixed rate of 1.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	09/18/2024	SEK	413,000,000	76,115	—	—	76,115	—
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	09/19/2024	CAD	23,200,000	(24,686)	—	—	—	(24,686)
SONIA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	09/21/2024	GBP	23,700,000	—	—	—	—	—
SOFR	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	09/21/2024	USD	47,900,000	(93,923)	—	—	—	(93,923)
6-Month AUD BBSW	Fixed rate of 2.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/11/2032	AUD	16,800,000	(107,852)	—	—	—	(107,852)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 2.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/14/2032	CAD	34,100,000	(179,448)	—	—	—	(179,448)
Fixed rate of 0.250%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/16/2032	EUR	9,700,000	40,409	—	—	40,409	—
Fixed rate of 0.015%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/17/2032	NOK	6,500,000	850	—	—	850	—
6-Month AUD BBSW	Fixed rate of 2.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/10/2032	AUD	6,700,000	56,095	—	—	56,095	—
6-Month AUD BBSW	Fixed rate of 2.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	06/10/2032	AUD	36,300,000	(233,578)	—	—	—	(233,578)
Fixed rate of 1.750%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/13/2032	CAD	4,600,000	13,077	—	—	13,077	—
Fixed rate of 0.750%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/15/2032	GBP	14,900,000	146,835	—	—	146,835	—
Fixed rate of 1.250%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/15/2032	USD	9,300,000	96,506	—	—	96,506	—
18	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	06/15/2032	EUR	3,900,000	15,474	—	—	15,474	—
Fixed rate of 0.750%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/15/2032	GBP	8,100,000	(205,047)	—	—	—	(205,047)
Fixed rate of 1.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/16/2032	SEK	37,100,000	(4,199)	—	—	—	(4,199)
Fixed rate of 3.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/16/2032	NZD	3,700,000	(11,506)	—	—	—	(11,506)
Fixed rate of 2.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/09/2032	AUD	900,000	5,782	—	—	5,782	—
Fixed rate of 2.300%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	JPMorgan	09/19/2032	CAD	7,200,000	17,827	—	—	17,827	—
Fixed rate of 1.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/21/2032	USD	5,400,000	36,685	—	—	36,685	—
Fixed rate of 0.750%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/21/2032	GBP	5,100,000	—	—	—	—	—
Fixed rate of 1.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/15/2052	USD	3,700,000	74,320	—	—	74,320	—
Fixed rate of 1.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/21/2052	USD	2,100,000	54,067	—	—	54,067	—
3-Month SEK STIBOR	Fixed rate of 0.755%	Receives Quarterly, Pays Annually	Morgan Stanley	07/05/2031	SEK	174,715,000	953,579	—	—	953,579	—
Fixed rate of 2.200%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	11/01/2031	CAD	12,322,000	(97,972)	—	—	—	(97,972)
3-Month SEK STIBOR	Fixed rate of 1.057%	Receives Quarterly, Pays Annually	Morgan Stanley	11/03/2031	SEK	287,000,000	862,632	—	—	862,632	—
TONA	Fixed rate of 0.080%	Receives Annually, Pays Annually	Morgan Stanley	11/04/2031	JPY	636,039,000	63,966	—	—	63,966	—
Fixed rate of 2.040%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	01/05/2032	AUD	8,770,000	(195,538)	—	—	—	(195,538)
Fixed rate of 0.108%	ESTR	Receives Annually, Pays Annually	Morgan Stanley	01/05/2032	EUR	40,263,000	(1,799,083)	—	—	—	(1,799,083)
3-Month NZD LIBOR	Fixed rate of 2.744%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	01/07/2032	NZD	41,822,537	567,836	—	—	567,836	—
Fixed rate of 1.529%	SOFR	Receives SemiAnnually, Pays Annually	Morgan Stanley	01/14/2032	USD	43,640,000	(390,601)	—	—	—	(390,601)
Fixed rate of 2.299%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	02/01/2032	CAD	11,815,000	(63,723)	—	—	—	(63,723)
Fixed rate of 2.175%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	02/02/2032	AUD	21,525,000	(315,536)	—	—	—	(315,536)
3-Month NZD LIBOR	Fixed rate of 2.818%	Receives Quarterly, Pays SemiAnnually	Morgan Stanley	02/03/2032	NZD	19,750,000	203,916	—	—	203,916	—
SOFR	Fixed rate of 1.611%	Receives Annually, Pays SemiAnnually	Morgan Stanley	02/03/2032	USD	27,150,000	61,920	—	—	61,920	—
TONA	Fixed rate of 0.182%	Receives Annually, Pays Annually	Morgan Stanley	02/03/2032	JPY	373,000,000	8,994	—	—	8,994	—
Fixed rate of 0.280%	ESTR	Receives Annually, Pays Annually	Morgan Stanley	02/03/2032	EUR	9,600,000	(261,192)	—	—	—	(261,192)
Total							317,213	—	—	5,809,821	(5,492,608)

Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022	19

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	USD	9,000,000	(56,653)	—	—	—	(56,653)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 13 BBB-	Goldman Sachs International	12/16/2072	3.000	Monthly	4.640	USD	700,000	(68,687)	233	—	(37,834)	—	(30,620)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	5,000,000	(585,937)	1,667	—	(970,307)	386,037	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	3,000,000	(351,562)	1,000	—	(682,005)	331,443	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	3,500,000	(410,157)	1,167	—	(662,473)	253,483	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	2,500,000	(292,968)	833	—	(499,935)	207,800	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	2,000,000	(234,375)	667	—	(440,646)	206,938	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	1,200,000	(140,625)	400	—	(281,175)	140,950	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	2,000,000	(234,375)	667	—	(318,541)	84,833	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	750,000	(87,891)	250	—	(123,614)	35,973	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	6.015	USD	5,000,000	(585,938)	1,667	—	(578,850)	—	(5,421)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.756	USD	4,000,000	(328,124)	1,333	—	(770,746)	443,955	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.739	USD	3,000,000	(273,282)	1,000	—	(436,160)	163,878	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.739	USD	3,000,000	(273,282)	1,000	—	(196,638)	—	(75,644)
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.640	USD	2,000,000	(196,250)	667	—	(182,832)	—	(12,751)
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.640	USD	2,000,000	(196,250)	667	—	(129,364)	—	(66,219)
20	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.640	USD	1,500,000	(147,188)	500	—	(76,973)	—	(69,715)
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.640	USD	1,500,000	(147,187)	500	—	(75,474)	—	(71,213)
Markit CMBX North America Index, Series 13 BBB-	Morgan Stanley	12/16/2072	3.000	Monthly	4.640	USD	2,000,000	(196,250)	667	—	(116,562)	—	(79,021)
Total								(4,750,328)	14,885	—	(6,580,129)	2,255,290	(410,604)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
ESTR minus 0.004%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	03/16/2022	EUR	3,138,506	102,663	(1,393)	—	—	101,270	—
Overnight BRL CDI minus 0.006%	Total return on MSCI Brazil Net Return BRL Index	Monthly	JPMorgan	03/16/2022	BRL	6,165,635	15,982	3,907	—	—	19,889	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.002%	Monthly	JPMorgan	03/16/2022	SEK	929,509	(5,620)	100	—	—	—	(5,520)
Total return on MSCI Netherlands Net Return EUR Index	ESTR plus 0.002%	Monthly	JPMorgan	03/16/2022	EUR	526,523	(18,775)	74	—	—	—	(18,701)
Total return on MSCI Italy Net Return EUR Index	ESTR plus 0.002%	Monthly	JPMorgan	03/16/2022	EUR	314,966	(20,167)	44	—	—	—	(20,123)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.002%	Monthly	JPMorgan	03/16/2022	SEK	4,879,921	(29,508)	530	—	—	—	(28,978)
Total							44,575	3,262	—	—	121,159	(73,322)

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DTOP Index March 22	Goldman Sachs	03/2022	ZAR	660,450	—	—	996	—
H-Shares Index MAR 22	Goldman Sachs	03/2022	HKD	(30,517,800)	—	—	74,412	—
TAIEX Index MAR 22	Goldman Sachs	03/2022	TWD	35,220,000	—	—	—	(24,860)
WIG 20 Index MAR 22	Goldman Sachs	03/2022	PLN	2,321,160	—	—	—	(54,993)
KOSPI 200 Index MAR 22	JPMorgan	03/2022	KRW	90,300,000	—	—	—	(6,057)
Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022	21

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Total return swap contracts on futures (continued)
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TAIEX Index MAR 22	JPMorgan	03/2022	TWD	21,132,000	—	—	—	(16,482)
H-Shares Index MAR 22	Morgan Stanley	03/2022	HKD	(42,564,300)	—	—	133,710	—
Ibovespa Index APR 22	Morgan Stanley	04/2022	BRL	(104,241,600)	—	—	494,112	—
KOSPI 200 Index MAR 22	Morgan Stanley	03/2022	KRW	12,912,900,000	—	—	—	(464,616)
Swiss Market Index MAR 22	Morgan Stanley	03/2022	CHF	(18,282,880)	—	—	930,632	—
TAIEX Index MAR 22	Morgan Stanley	03/2022	TWD	63,396,000	—	—	—	(49,422)
Total					—	—	1,633,862	(616,430)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.087%)
3-Month AUD BBSW	Bank Bill Swap Rate	0.080%
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	0.767%
3-Month NZD LIBOR	London Interbank Offered Rate	1.325%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.065%)
6-Month AUD BBSW	Bank Bill Swap Rate	0.255%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.493%)
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	1.350%
ESTR	Euro Short Term Rate	(0.580%)
Overnight BRL CDI	Interbank Certificate of Deposit	0.041%
SOFR	Secured Overnight Financing Rate	0.050%
SONIA	Sterling Overnight Index Average	0.445%
TONA	Tokyo Overnight Average Rate	(0.013%)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $247,973,704, which represents 29.00% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2022.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $12,879,798, which represents 1.51% of total net assets.
(d)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 28, 2022 and is not reflective of the cash flow payments.
(e)	Valuation based on significant unobservable inputs.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2022.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at February 28, 2022:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
03/14/2052 2.500%	(40,000,000)	03/14/2022	(39,457,813)	(39,462,770)

22	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(i)	Represents a security purchased on a when-issued basis.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	308,299,190	467,936,399	(434,452,222)	(44,592)	341,738,775	(22,319)	191,459	341,841,327
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022	23

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2022 (Unaudited)
Currency Legend  (continued)
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
24	Columbia Multi Strategy Alternatives Fund | Third Quarter Report 2022

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3QT259_05_M01_(04/22)